Regulatory Assets and Liabilities - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Regulatory Matters [Line Items]
Deferred income tax regulatory asset and liability	$ 162	$ 66
Regulatory assets	3,306	3,153
Revenues	7,799	7,740
Distribution [Member]
Regulatory Matters [Line Items]
Revenues	5,582	5,660
Transmission [Member]
Regulatory Matters [Line Items]
Revenues	2,217	2,080
Polychlorinated Biphenyl Liability [Member]
Regulatory Matters [Line Items]
Increase (decrease) to regulatory assets	(9)	3
Increase (decrease) in OM&A expenses	(9)	3
Environmental [Member]
Regulatory Matters [Line Items]
Increase (decrease) in amortization expense	(14)	(33)
Increase (decrease) in financing chargers	1	1
Broadband Deferral [Member]
Regulatory Matters [Line Items]
Increase (decrease) in OM&A expenses	33	4
Regulatory assets	37	4
Rural and Remote Rate Protection (RRRP) Variance [Member]
Regulatory Matters [Line Items]
Increase (decrease) to regulatory assets	5	15
Increase (decrease) in revenue	(5)	(15)
Regulatory assets	30	25
Stock-Based Compensation [Member]
Regulatory Matters [Line Items]
Increase (decrease) in OM&A expenses	(3)	(2)
Regulatory assets	29	34
Deferred Tax Asset Sharing [Member]
Regulatory Matters [Line Items]
Regulatory assets	5	73
Deferred Tax Asset Sharing [Member] | Distribution [Member] | Hydro One Networks [Member]
Regulatory Matters [Line Items]
Regulatory assets	0	24
Deferred Tax Asset Sharing [Member] | Transmission [Member] | Hydro One Networks [Member]
Regulatory Matters [Line Items]
Regulatory assets	5	49
CDM Variance [Member] | Transmission
Regulatory Matters [Line Items]
Revenues	0	23
Postretirement Benefit Costs [Member]
Regulatory Matters [Line Items]
Increase (decrease) in other comprehensive income	(107)	473
Pension Benefit Regulatory Asset [Member]
Regulatory Matters [Line Items]
Increase (decrease) in OM&A expenses	(162)	(36)
Increase (decrease) in other comprehensive income	(421)	1,035
OPEB Asymmetrical Carrying Charge Variance Account [Member]
Regulatory Matters [Line Items]
Increase (decrease) in financing chargers	(11)	(6)
Pension Cost Differential [Member]
Regulatory Matters [Line Items]
Increase (decrease) in revenue	$ 12	$ (4)